Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Receivables, Other, Related Parties and Retainage [Abstract]
Schedule of Prepayments and Other Receivables	Prepayments and other receivables consisted of the following:
	December 31, 2018		December 31, 2017
	RMB	US$	RMB
Lease prepayments, current portion	524	76	524
Other receivables	544	79	880
	1,068	155	1,404